Share-based Payment Arrangements - Summary of Inputs Related to Fair Value of Share Options (Detail) - 12 months ended Dec. 31, 2017	TWD ($) yr	CNY (¥) yr
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | $	$ 36.5
Exercise prices | $	$ 36.5
Expected volatility	27.02%	27.02%
Expected lives | yr	10	10
Expected dividend yield	4.00%	4.00%
Risk free interest rates	1.34%	1.34%
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | ¥		¥ 15.2
Exercise prices | ¥		¥ 15.5
Expected lives | yr	10	10
Expected dividend yield	0.87%	0.87%
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	40.33%	40.33%
Risk free interest rates	3.06%	3.06%
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	45.00%	45.00%
Risk free interest rates	3.13%	3.13%